Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2015 $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	425,000,000
Common stock, shares issued (in shares)	125,680,100
Common stock, shares outstanding (in shares)	125,680,100
Predecessor [Member]
Temporary equity, shares issued (in shares)	909,091
Temporary equity, shares outstanding (in shares)	909,091
Common stock, shares authorized (in shares)	425,000,000